TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 442	$ 503
Collateral deposits	185	169
Prepaids and other	59	76
Income tax receivables	40	57
Inventory	24	65
Other short-term receivables	115	85
Trade receivables and other current assets, net	$ 865	$ 955